T. ROWE PRICE Retirement 2005 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 56.4%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  211,277 40,571 28,697 47,316,746 222,389
New Income Fund  189,972 31,951 27,341 24,904,990 201,980
International Bond Fund (USD
Hedged)  74,092 8,720 10,358 8,557,536 73,852
Dynamic Global Bond Fund  43,938 6,874 6,859 5,777,353 43,272
Emerging Markets Bond Fund  39,586 4,480 5,550 4,270,690 42,664
High Yield Fund  34,698 2,663 4,477 5,584,721 33,341
U.S. Treasury Long-Term Index
Fund  33,438 1,617 10,129 3,961,120 29,352
Dynamic Credit Fund  17,367 3,108 2,498 2,046,450 17,988
Floating Rate Fund  11,548 1,156 1,514 1,213,969 10,986
Total Bond Funds (Cost $710,704) 675,824
EQUITY FUNDS 40.6%
T. Rowe Price Funds:
Value Fund  69,458 5,039 8,049 1,422,158 75,104
Growth Stock Fund  65,530 12,465 8,656 634,348 65,687
Hedged Equity Fund  49,797 4,041 6,903 3,643,639 48,497
International Value Equity Fund  40,144 2,218 7,804 1,515,512 40,343
U.S. Large-Cap Core Fund  47,289 4,395 12,695 879,442 39,153
Overseas Stock Fund  35,090 1,798 5,748 2,012,292 35,819
Equity Index 500 Fund  32,381 10,926 7,669 199,680 35,707
Real Assets Fund  32,823 1,946 10,356 1,586,392 33,298
International Stock Fund  30,540 3,548 3,672 1,375,541 31,005
Emerging Markets Discovery Stock
Fund  13,054 1,023 3,346 726,250 15,149
Mid-Cap Value Fund  14,985 1,177 3,586 408,897 14,573
Emerging Markets Stock Fund  11,828 511 2,367 273,766 13,836
Mid-Cap Growth Fund  16,253 1,250 3,816 136,549 13,823
New Horizons Fund (3) 6,940 2,605 1,669 146,685 8,380
Small-Cap Value Fund  9,121 1,071 2,470 146,522 8,161
Small-Cap Stock Fund  7,614 746 1,433 119,522 7,444
Total Equity Funds (Cost $288,478) 485,979

T. ROWE PRICE Retirement 2005 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds  3.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 50,111 42,731 57,283 35,559,287 35,559
Total Short-Term Investments (Cost $35,559) 35,559
Total Investments in Securities 100.0%
(Cost $1,034,741) $ 1,197,362
Other Assets Less Liabilities (0.0)% (511)
Net Assets 100.0% $ 1,196,851
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$11,476 and $11,576, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (19) $ 11 $ 975
Dynamic Global Bond Fund  (468) (681) 1,445
Emerging Markets Bond Fund  (491) 4,148 2,054
Emerging Markets Discovery Stock Fund  510 4,418 732
Emerging Markets Stock Fund  727 3,864 247
Equity Index 500 Fund  5,041 69 311
Floating Rate Fund  (24) (204) 645
Growth Stock Fund  10,084 (3,652) 76
Hedged Equity Fund  3,679 1,562 672
High Yield Fund  (157) 457 1,907
International Bond Fund (USD Hedged)  (710) 1,398 2,255
International Stock Fund  2,828 589 900
International Value Equity Fund  4,755 5,785 1,319
Limited Duration Inflation Focused Bond Fund  (929) (762) 9,411
Mid-Cap Growth Fund  1,299 136 105
Mid-Cap Value Fund  805 1,997 308
New Horizons Fund  843 504 —
New Income Fund  (2,027) 7,398 7,142
Overseas Stock Fund  2,912 4,679 1,027
Real Assets Fund  2,565 8,885 1,247
Small-Cap Stock Fund  1,020 517 58
Small-Cap Value Fund  1,432 439 126
U.S. Large-Cap Core Fund  5,806 164 472
U.S. Treasury Long-Term Index Fund  (2,746) 4,426 983
Value Fund  3,057 8,656 1,100
U.S. Treasury Money Fund, 3.76% — — 1,352
Affiliates not held at period end (10) (1) 1 1
Totals $ 39,782# $ 54,802 $ 36,880+

T. ROWE PRICE Retirement 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
#
Capital gain distributions from underlying Price funds represented $21,786 of the net realized gain (loss).
+
Investment income comprised $36,880 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2005 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F155-054Q3 02/26